Main consolidated entities - Tabular disclosure (Details)	12 Months Ended
Dec. 31, 2023
Orange SA Business Unit France [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange MEA [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Concessions
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	50.00%
Orange Store [Member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Belgium [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	78.32%
Orange Espagne and its subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Moldova [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	94.45%
Orange Polska and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	50.67%
Orange Romania
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Romania Communications and its subsidiary [Member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	54.01%
Orange Slovensko [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
VOO SA and its Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	58.74%
Jordan Telecom and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	51.00%
Medi Telecom and its subsidiaries
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	49.00%
Orange Botswana [Member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	73.68%
Orange Burkina Faso [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	85.80%
Orange Cameroun [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	94.40%
Orange Cote d'Ivoire [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	72.50%
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	99.96%
Orange Guinee [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	37.60%
Orange Mali [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	29.38%
Orange RDC [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Sonatel [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	42.33%
Orange SA - Enterprise Business Unit [Member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Business Services SA and its subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Business Services Participations and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Cyberdefense and its subsidiaries
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Globecast Holding and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange SA Business Unit IC and SS [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
FT IMMO H and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
OCS [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	66.67%
Orange Brand Services Ltd [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Bank [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Totem France
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Totem Spain
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%